Investments in Equity Securities (Tables)	12 Months Ended
Jun. 30, 2025
Investments in Equity Securities [Abstract]
Schedule of Investments in Equity Securities

Components of investments in equity securities are as follows as of June 30,:

	2025	2024
Equity investments with readily determinable fair value	$486,696	$—
Equity investments without readily determinable fair value	480,133	—
Total	$966,829	$—